Provisions - Sensitivity Analysis Used in Individual Suspension Plan (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percent of possible decrease in actuarial assumption	(1.00%)
Percentage of possible increase in actuarial assumption	1.00%
Individual Suspension Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on value	€ (127)
Impact on income statement	(127)
Impact on value	120
Impact on income statement	€ 120